MARK KARPE

Assistant Vice President, Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

May 15, 2018

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Pacific Funds Series Trust

(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 143 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”).

The PEA is filed for the purpose of updating the Registration Statement, including information as required to be updated annually as well as other changes.  No new series or class of the Trust is being registered in connection with this filing.

Information that was not available or final at the time of the filing (e.g., data for portfolio managers regarding other accounts managed) will be included in a Rule 485(b) filing prior to the effective date.  As the facing sheet indicates, PEA No. 143 is scheduled to become effective sixty (60) days after filing.  No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:                                Audrey L. Cheng, Esq., Pacific Life Insurance Company

Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP